Note 10 - Leases	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
10.	LEASES

The Company's leases have remaining lease terms of less than one
year to
eight
years. The Company's lease terms do
not
include options to extend or terminate leases because the Company was not
reasonably certain that it would exercise those options. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The Company's lease agreements do not
contain any variable lease payments, material residual value guarantees or material restrictive covenants.

The table below presents the lease-related assets and liabilities recorded on the consolidated balance sheets as of
December 31, 2020
and
2019,
respectively:
(In Thousands)

		Years Ended December 31
	Classification on Consolidated Balance Sheet	2020	2019

Assets
Operating lease assets	Property and equipment, net	$2,912	$2,742
Liabilities
Current - operating	Current lease liabilities	$865	$827
Noncurrent - operating	Noncurrent lease liabilities	2,091	1,932

Total lease liabilities		$2,956	$2,759

Weighted-average remaining lease term - operating leases (years)		5.02	6.00
Weighted-average discount rate - operating leases (1)		2.84%	2.14%

(1)	Upon adoption of ASC
842,
discount rates used for existing leases were established on
January 1, 2019,
which was the date of the Company's initial adoption of ASC
842.
As most of the Company's leases do
not
provide an implicit rate, the Company uses its incremental borrowing rate based on the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.

Supplemental information related to the Company's operating leases for the year ended
December 31, 2020
and
2019
is as follows:
(In Thousands)

	Years Ended December 31
	2020	2019
Cash paid for operating leases	$1,614	$1,648

Operating lease costs were
$1,632,000
and
$1,766,000
during the years ended
December 31, 2020
and
2019,
respectively. Short-term lease costs during the years ended
December 31, 2020
and
2019
were immaterial to the consolidated financial statements.

Maturities of lease liabilities were as follows:
(In Thousands)

Year	Operating Leases

2021	$917
2022	689
2023	508
2024	229
2025	144
Thereafter	476

Total minimum lease payments	2,963
Less: amount of lease payments representing interest	(7)
Present value of future minimum lease payments	2,956
Less: current obligation under leases	(865)
Long-term lease obligations	$2,091